LEASES - Amounts recgonized in statement of earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of leases [Abstract]
Short-term and low-value leases	$ 25.6	$ 35.6
Variable lease payments	$ 12.0	$ 24.3